Trade Payables (Schedule of Trade Payables) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Notes	¥ 56,865	¥ 68,140
Accounts	248,447	284,349
Trade payables	¥ 305,312	¥ 352,489